Condensed Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	100
Common stock, shares issued (in shares)	100
Common stock, shares outstanding (in shares)	100
Archimedes Tech SPAC Partners II Co
Ordinary shares subject to possible redemption, shares (in shares)	23,000,000	0
Ordinary shares subject to possible redemption, redemption value per share (in dollars per share)	$ 10.43	$ 0
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	6,590,000	5,750,000
Common stock, shares outstanding (in shares)	6,590,000	5,750,000
Temporary Equity, Shares Outstanding (in shares)	23,000,000	0
Shares Subject to Forfeiture (in shares)		750,000